Trust specific information (Tables)	12 Months Ended
Dec. 31, 2022
Trust Specific Information
The reconciliation of bullion holdings for years ended December 31, 2022 and 2021 is presented as follows:

The reconciliation of bullion holdings for years ended December 31, 2022 and 2021 is presented as follows:

	December 31, 2022	December 31, 2021
	$	$
Balance at beginning of year	5,001,081	4,888,695
Purchases	806,723	324,190
Sales	(2,177)	—
Redemptions for physical bullion	—	(33,775)
Realized gains (losses) on sales and redemptions for physical bullion	324	6,945
Change in unrealized gains (losses)	(60,006)	(184,975)
Balance at end of year	5,745,945	5,001,081